Share Capital	12 Months Ended
Apr. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
SHARE CAPITAL
15.	SHARE CAPITAL
a)	Authorized:

Unlimited common shares without par value.

b)	Consolidation:

On November 23, 2020, the Company consolidated its issued and outstanding common shares on the basis of 5 pre-Consolidation shares for one post-Consolidation share. All references to share and per share amounts in these consolidated financial statements have been retroactively restated to reflect the Consolidation.

c)	Share capital transactions:

2020 Transactions

On March 26, 2020, the Company settled $700,000 of the Debentures plus accrued interest of $46,875 by issuing 248,959 common shares (Note 11).  The fair value of the 248,959 common shares issued was determined to be $858,906.  The settlement resulted in a loss of $112,031.

During the year ended April 30, 2020, the Company issued 11,000 common shares pursuant to exercise of stock options for total gross proceeds of $16,500.  A value of $12,490 was transferred from contributed surplus to share capital as a result.  The weighted average share price at dates the stock options were exercised was $3.45.

During the year ended April 30, 2020, the Company issued 136,194 common shares pursuant to exercise of warrants and finder’s warrants for total gross proceeds of $476,679.  A value of $22,942 was transferred from contributed surplus to share capital as a result.

2021 Transactions

On May 1, 2020, the Company issued 132,833 common shares pursuant to the second deferred payment for the acquisition of IPA Europe (Note 7).  The common shares were valued at $511,405.

On December 18 and December 31, 2020, the Company issued an aggregate of 203,178 common shares pursuant to the final deferred payment for the acquisition of U-Protein (Note 6).  The common shares were valued at $1.0 million.

During the year ended April 30, 2021, the Company issued 189,100 common shares pursuant to exercise of stock options for total gross proceeds of $683,755.  A value of $363,175 was transferred from contributed surplus to share capital as a result.  The weighted average share price at dates the stock options were exercised was $11.70.

During the year ended April 30, 2021, the Company issued 2,568,417 common shares pursuant to exercise of warrants and finder’s warrants for total gross proceeds of $15.0 million. A value of $409,106 was transferred from contributed surplus to share capital as a result.

During the year ended April 30, 2021, the Company issued 232,934 common shares pursuant to conversion of $990,000 principal balance of convertible debentures.

On February 8, 2021, the Company closed a public offering of 1,616,293 common shares of the Company at a price of U.S. $13.45 per common share for gross proceeds of U.S. $21.7 million (CAD $27.7 million), net proceeds less underwriting discounts and commissions of U.S. $19.6 million (CAD $24.7 million).

On February 10, 2021, Company also issued an additional 242,443 common shares at the public offering price of U.S. $13.45 per common share for gross proceeds of U.S. $3.3 million (CAD $4.1 million), net proceeds less underwriting discounts and commissions of U.S. $3.0 million (CAD $3.8 million).

d)	Options

The Company has an incentive Stock Option Plan ("the Plan") under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees or service providers of the Company. The terms of the plan provide that the Directors have the right to grant options to acquire common shares of the Company at not less than the closing market price of the shares on the day preceding the grant at terms of up to five years. The maximum number of options outstanding under the Plan shall not result, at any time, in more than 10% of the issued and outstanding common shares.

On October 3, 2019, the Company granted 50,000 stock options, exercisable at $2.375 per option, to an officer of the Company.  The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date. The fair value of these options was estimated to be $86,395 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $2.40, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 1.46%, and an expected life of 5 years.

On October 3, 2019, the Company granted 40,000 stock options, exercisable at $5.00 per option, to a consultant of the Company.  The options vested immediately upon grant. The fair value of these options was estimated to be $32,096 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $2.40, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 1.56%, and an expected life of 2 years.

On October 3, 2019, the Company granted 30,000 stock options, exercisable at $2.50 per option, to a director of the Company.  The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date. The fair value of these options was estimated to be $53,326 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $2.40, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 1.46%, and an expected life of 5 years.

On October 3, 2019, the Company granted 13,000 stock options, exercisable at $5.05 per option, to employees of the Company.  The options vested immediately upon grant. The fair value of these options was estimated to be $14,627 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $2.40, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 1.54%, and an expected life of 2.96 years.

On April 3, 2020, the Company granted 11,000 stock options, exercisable at $5.05 per option, to employees of the Company.  The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date. The fair value of these options was estimated to be $20,582 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $3.45, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 0.75%, and an expected life of 3 years.

On April 29, 2020, the Company granted 50,000 stock options, exercisable at $3.80 per option, to an officer of the Company.  The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date. The fair value of these options was estimated to be $129,340 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $3.80, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 0.38%, and an expected life of 3.93 years.

On August 13, 2020, the Company granted 50,000 stock options, exercisable at $7.50 per option, to a consultant of the Company.  The options are subject to vesting conditions as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date, one-quarter 9 months after grant date and one-quarter 12 months after grant date. The fair value of these options was estimated to be $204,749 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $6.85, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 0.33%, and an expected life of 3 years.

On September 1, 2020, the Company granted 270,000 stock options, exercisable at $8.50 per option, to officers and an employee of the Company.  The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date. The fair value of these options was estimated to be $1,613,117 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $8.15, dividend yield of 0%, expected volatility of 100%, a risk-free interest rate of 0.31%, and an expected life of 5 years.

On January 6, 2021, the Company granted 25,000 stock options, exercisable at $20.30 per option, to directors of the Company.  The options are subject to vesting conditions as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date and one-quarter 12 months after grant date.  The fair value of these options was estimated to be $292,572 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $20.30, dividend yield of 0%, expected volatility of 71%, a risk-free rate of 0.34%, and an expected life of 5 years.

On January 6, 2021, the Company granted 238,000 stock options, exercisable at $20.30 per option, to employees of the Company.  The options are subject to vesting conditions as follows: one-third 6 months after grant date; one-third 12 months after grant date and one-third 18 months after grant date.  The fair value of these options was estimated to be $2,785,284 using the Black-Scholes option pricing model and the following assumptions: share price on grant date of $20.30, dividend yield of 0%, expected volatility of 71%, a risk-free rate of 0.34%, and an expected life of 5 years.

Expected volatility of all options granted up to September 1, 2020 was based on the historical volatility of similar companies.  Expected volatility of options granted subsequent to that date is based on the historical volatility of the company over the prior 2 years.

During the year ended April 30, 2021 the Company has recorded $2,748,479 (2020 - $739,011) of share-based payments expense.

The changes in the stock options for the years ended April 30, 2021 and 2020 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2019 (outstanding)	1,060,667	3.90	3.87
Granted	194,000	3.65	—
Exercised	(11,000)	1.50	—
Forfeited	(180,667)	3.65	—
Balance, April 30, 2020 (outstanding)	1,063,000	3.84	3.03
Granted	583,000	13.73	—
Exercised	(189,100)	3.62	—
Forfeited	(6,000)	7.60	—
Balance, April 30, 2021 (outstanding)	1,450,900	7.88	3.06
Unvested	(481,084)	14.53	4.35
Exercisable, April 30, 2021	969,816	4.58	2.42

Details of the options outstanding as at April 30, 2021 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
December 20, 2021	1.50	0.64	46,000	—	46,000
September 18, 2022	5.05	1.39	142,900	—	142,900
January 3, 2023	3.25	1.68	50,000	—	50,000
February 7, 2023	2.35	1.78	140,000	—	140,000
April 3, 2023	5.05	1.93	8,000	3,667	4,333
August 13, 2023	7.50	2.29	50,000	25,000	25,000
September 24, 2023	4.75	2.40	19,000	—	19,000
November 7, 2023	4.10	2.52	20,000	—	20,000
December 31, 2023	5.00	2.67	250,000	—	250,000
January 11, 2024	5.00	2.70	63,000	—	63,000
April 1, 2024	3.85	2.92	50,000	16,667	33,333
October 1, 2024	2.38	3.42	50,000	—	50,000
October 3, 2024	2.50	3.43	30,000	—	30,000
September 1, 2025	8.50	4.34	270,000	180,000	90,000
January 6, 2026	20.30	4.69	262,000	255,750	6,250
	7.88	3.06	1,450,900	481,084	969,816

e)	Warrants

The changes in the warrants for the years ended April 30, 2021 and 2020 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2019	3,546,500	5.20	1.90
Exercised	(135,000)	3.50	—
Balance, April 30, 2020	3,411,500	5.25	0.91
Exercised	(2,533,200)	5.88	—
Balance, April 30, 2021	878,300	3.50	0.90

Details of the warrants outstanding as at April 30, 2021 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
March 26, 2022	3.50	0.90	878,300

f)	Finder’s Warrants

On February 8, 2021, the Company issued 113,139 finder’s warrants, exercisable at US $16.81 per warrant, in connection with the public offering of 1,616,293 common shares. The fair value of these warrants was estimated to be US $994,646 (CAD $1.3 million) using the Black-Scholes option pricing model and the following assumptions: share price on grant date of US $16.81, dividend yield of 0%, expected volatility of 72%, a risk-free rate of 0.39%, and an expected life of 5 years.

On February 10, 2021, the Company issued 16,972 finder’s warrants, exercisable at US $16.81 per warrant, in connection with the public offering over-allotment of 242,443 common shares. The fair value of these warrants was estimated to be US $141,766 (CAD $180,029) using the Black-Scholes option pricing model and the following assumptions: share price on grant date of US $16.81, dividend yield of 0%, expected volatility of 72%, a risk-free rate of 0.39%, and an expected life of 5 years.

The changes in the finder’s warrants for the years ended April 30, 2021 and 2020 are as follows:

	Number of warrants #	Weighted average exercise price $		Weighted average life remaining (years)
Balance, April 30, 2019	83,188	3.50		2.91
Exercised	(1,194)	3.50		—
Balance, April 30, 2020	81,994	3.50		1.90
Issued	130,111	20.65	(1)	4.77
Exercised	(35,217)	3.50		—
Balance, April 30, 2021	176,888	16.12		3.75
(1)	US $16.81

Details of the finder’s warrants outstanding as at April 30, 2021 are as follows:

Expiry Date	Exercise price $		Remaining life (year)	Warrants outstanding
March 26, 2022	3.50		0.90	46,777
February 3, 2026	20.65	(1)	4.77	130,111
	16.12		3.75	176,888
(1)	US $16.81